CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2023
CAPITAL AND RESERVES
Schedule of Share Purchase Warrants and Options Not Issued Under the Group's Incentive Plan
Continuity	Number of options [1]	Weighted average exercise price ($/options)
Balance January 1, 2022	94,000	0.36
Expired	(56,400)	0.40
Balance December 31, 2022, and December 31, 2023	37,600	0.29

Summary of Options Outstanding
Continuity of options	Number of options	Weighted average exercise price ($/option)
Balance January 1, 2022	20,825,500	1.45
Expired	(4,386,000)	1.75
Granted [1]	11,254,000	0.41
Balance December 31, 2022	27,693,500	0.98
Expired	(3,375,000)	0.80
Balance December 31, 2023	24,318,500	1.00

Schedule of Options Outstanding and Exercisable
	December 31, 2023			December 31, 2022
Exercise prices ($)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)
0.41	11,254,000	11,254,000	3.63	11,254,000	5,627,000	4.63
0.76	–	–	–	3,300,000	3,300,000	0.61
0.99	6,368,500	6,368,500	0.74	6,368,500	6,368,500	1.74
2.01	6,696,000	6,696,000	1.55	6,696,000	6,696,000	2.55
2.34	–	–	–	75,000	75,000	0.58
Total	24,318,500	24,318,500		27,693,500	22,066,500

Schedule of Restricted Share Units Outstanding
Continuity of DSUs	Number of DSUs	Weighted average fair value ($/DSU)
Balance January 1, 2022	477,711	0.69
Granted	61,575	0.39
Balance December 31, 2022	539,286	0.65
Granted	74,683	0.34
Redeemed	(143,622)	0.69
Balance December 31, 2023	470,347	0.59

Schedule of Foreign Currency Translation Reserve
Continuity
Balance January 1, 2022	$28,758
Gain on translation of foreign subsidiaries	9,333
Balance December 31, 2022	38,091
Loss on translation of foreign subsidiaries	(2,858)
Balance December 31, 2023	$35,233